Initial Public Offering - Additional Information (Detail) - $ / shares			12 Months Ended
	Apr. 13, 2021	Mar. 25, 2021	Dec. 31, 2021
IPO
Class of Stock [Line Items]
Stock issued during the period shares	40,250,000
Over-Allotment Option
Class of Stock [Line Items]
Units issued during period shares new issues	5,250,000
Class A Ordinary Shares
Class of Stock [Line Items]
Common stock par or stated value per share		$ 0.0001
Class A Ordinary Shares | IPO
Class of Stock [Line Items]
Stock issued during the period shares		35,000,000	40,250,000
Common stock par or stated value per share		$ 0.0001
Class of warrants or rights number of shares called by each warrant or right		1
Class of warrants or rights exercise price per share		$ 11.50
Sale of stock issue price per share		$ 10.00